NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES: E. Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details
Cash and cash equivalents	$ 18	$ 13
Short-Term Investments	$ 1,891	$ 1,875